Accounts and Notes Receivable - Investment in Impaired Receivables (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Retail [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, Total	$ 546	$ 569
Unpaid Principal Balance, Total	545	569
Related Allowance, Total	288	292
Average recorded investment, Total	543	583
Retail [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	9	17
With no related allowance recorded, Unpaid Principal Balance	9	17
With no related allowance recorded, Average recorded investment	9	11
With an allowance recorded, Recorded Investment	28	27
With an allowance recorded, Unpaid Principal Balance	27	27
Related Allowance, Total	12	13
With an allowance recorded, Average recorded investment	29	30
Retail [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	440	447
With an allowance recorded, Unpaid Principal Balance	440	447
Related Allowance, Total	247	249
With an allowance recorded, Average recorded investment	434	473
Retail [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	69	78
With an allowance recorded, Unpaid Principal Balance	69	78
Related Allowance, Total	29	30
With an allowance recorded, Average recorded investment	71	69
Wholesale [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, Total	707	742
Unpaid Principal Balance, Total	705	739
Related Allowance, Total	121	101
Average recorded investment, Total	754	757
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	38	31
With an allowance recorded, Unpaid Principal Balance	38	30
Related Allowance, Total	6	6
With an allowance recorded, Average recorded investment	37	34
Wholesale [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	38	42
With no related allowance recorded, Unpaid Principal Balance	38	42
With no related allowance recorded, Average recorded investment	40	40
With an allowance recorded, Recorded Investment	571	644
With an allowance recorded, Unpaid Principal Balance	571	644
Related Allowance, Total	68	78
With an allowance recorded, Average recorded investment	622	655
Wholesale [Member] | LATAM [Member]
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	12	13
With an allowance recorded, Unpaid Principal Balance	10	11
Related Allowance, Total	6	10
With an allowance recorded, Average recorded investment	12	14
Wholesale [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	48	12
With an allowance recorded, Unpaid Principal Balance	48	12
Related Allowance, Total	41	7
With an allowance recorded, Average recorded investment	$ 43	$ 14